Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Trade Receivables [Abstract]
Notes	¥ 1,078	¥ 1,448
Accounts	23,975	19,084
Trade receivables, gross	25,053	20,532
Less allowance for doubtful accounts	93	128	¥ 54	¥ 75
Trade receivables, net	¥ 24,960	¥ 20,404